Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.3%
Aerospace & Defense – 2.0%
Airbus SE	130,327	$11,257,547
Banks – 11.2%
BNP Paribas SA	459,020	19,375,683
China Construction Bank Corp	21,462,000	12,351,002
Erste Group Bank AG	475,190	10,404,678
Natwest Group PLC	5,633,499	14,055,989
Permanent TSB Group Holdings PLC*	3,507,426	5,393,591
		61,580,943
Beverages – 7.6%
Diageo PLC	511,837	21,449,145
Heineken NV	230,530	20,206,710
		41,655,855
Biotechnology – 1.0%
Ascendis Pharma A/S (ADR)*	54,034	5,579,551
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	950,420	16,289,714
Electronic Equipment, Instruments & Components – 4.6%
E Ink Holdings Inc	735,000	4,856,473
Hexagon AB - Class B	591,759	5,489,202
Keyence Corp	44,600	14,809,379
		25,155,054
Entertainment – 5.6%
Liberty Media Corp-Liberty Formula One*	259,484	15,179,814
Nintendo Co Ltd	384,000	15,551,333
		30,731,147
Hotels, Restaurants & Leisure – 6.1%
Entain PLC	1,069,059	12,835,093
Yum China Holdings Inc#	446,200	21,055,845
		33,890,938
Insurance – 8.9%
AIA Group Ltd	2,197,000	18,241,298
Beazley PLC	2,142,960	13,291,079
NN Group NV	451,695	17,577,714
		49,110,091
Internet & Direct Marketing Retail – 3.7%
JD.Com Inc - Class A	806,178	20,357,696
Metals & Mining – 7.1%
Freeport-McMoRan Inc	250,114	6,835,616
Hindustan Zinc Ltd	3,692,019	12,031,200
Teck Resources Ltd	669,073	20,350,244
		39,217,060
Oil, Gas & Consumable Fuels – 5.5%
Canadian Natural Resources Ltd	373,715	17,403,907
Total SE	275,636	12,972,206
		30,376,113
Personal Products – 3.2%
Unilever PLC	398,548	17,532,059
Pharmaceuticals – 11.0%
AstraZeneca PLC	180,095	19,800,548
Bayer AG	113,348	5,229,986
Novartis AG	213,967	16,314,706
Sanofi	209,863	16,014,386
Takeda Pharmaceutical Co Ltd	133,074	3,456,696
		60,816,322
Road & Rail – 3.0%
Central Japan Railway Co	93,200	10,919,899
Full Truck Alliance Co (ADR)*,#	888,730	5,821,181
		16,741,080
Semiconductor & Semiconductor Equipment – 6.7%
ASML Holding NV	34,068	14,128,978
SK Hynix Inc	85,891	4,928,611
Taiwan Semiconductor Manufacturing Co Ltd	1,357,000	17,837,919
		36,895,508
Textiles, Apparel & Luxury Goods – 5.1%
LVMH Moet Hennessy Louis Vuitton SE	17,051	10,021,663
Samsonite International SA (144A)*	7,502,700	18,008,742
		28,030,405

Shares or Principal Amounts		Value
Common Stocks– (continued)
Trading Companies & Distributors – 2.0%
Ferguson PLC	107,039	$11,143,187
Total Common Stocks (cost $531,652,995)		536,360,270
Preferred Stocks– 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AG((cost $4,596,603)	57,233	4,626,826
Investment Companies– 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº,£((cost $13,658,359)	13,656,993	13,658,359
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº,£	3,166,400	3,166,400
Time Deposits – 0.1%
Royal Bank of Canada, 3.0600%, 10/3/22	$791,600	791,600
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,958,000)		3,958,000
Total Investments (total cost $553,865,957) – 101.3%		558,603,455
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(7,341,012)
Net Assets – 100%		$551,262,443

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$98,963,913	17.7%
France	69,641,485	12.5
China	59,585,724	10.7
Netherlands	51,913,402	9.3
United States	50,774,976	9.1
Japan	44,737,307	8.0
Canada	37,754,151	6.7
Hong Kong	36,250,040	6.5
Germany	26,146,526	4.7
Taiwan	22,694,392	4.1
Switzerland	16,314,706	2.9
India	12,031,200	2.1
Austria	10,404,678	1.8
Denmark	5,579,551	1.0
Sweden	5,489,202	1.0
Ireland	5,393,591	1.0
South Korea	4,928,611	0.9

Total	$558,603,455	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	$73,544	$(1,606)	$-	$13,658,359
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	140,602∆	-	-	3,166,400
Total Affiliated Investments - 3.1%	$214,146	$(1,606)	$-	$16,824,759

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 2.8879%ºº	7,432,227	119,157,625	(112,929,887)	13,658,359
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 2.8581%ºº	-	117,667,098	(114,500,698)	3,166,400

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2022 is $18,008,742, which represents 3.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2022.

#	Loaned security; a portion of the security is on loan at September 30, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$5,579,551	$-	$-
Entertainment	15,179,814	15,551,333	-
Metals & Mining	27,185,860	12,031,200	-
Oil, Gas & Consumable Fuels	17,403,907	12,972,206	-
Road & Rail	5,821,181	10,919,899	-
All Other	-	413,715,319	-
Preferred Stocks	4,626,826	-	-
Investment Companies	-	13,658,359	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,958,000	-
Total Assets	$75,797,139	$482,806,316	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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